Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between the statutory EIT rate and the effective tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Change of tax position		(2.40%)
Effect of tax holidays	(10.80%)	(9.60%)	(8.90%)
Tax effect of non-deductible expenses	0.90%	1.10%	(0.40%)
Changes in valuation allowance	0.10%	(0.30%)
Tax rate difference from statutory rate in other jurisdictions and others	0.50%	(0.60%)	(0.50%)
Effective tax rate for the Group	15.70%	13.20%	15.20%